CONTINGENT SHARES AND EARNOUT LIABILITIES - Contingent Shares (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Contingent Shares Issued Upon Closing of Business Combination	$ 7,640,334
Change in Fair Value of Contingent Liabilities	(4,031,634)
Balance at End of Year	38,428,700
Contingent Earnout Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares/Earnout Issued for Option Right	19,847,000
Contingent Shares Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares/Earnout Issued for Option Right	14,973,000
Balance at End of Year	$ 13,485,500